Guaranteed Preferred Beneficial Interest in Company's Junior Subordinated Debentures - Summary of Financial Information of Trust (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Investments [Line Items]
Total assets	$ 1,262,044	$ 1,175,793	$ 1,127,851
Stockholder's equity-trust common securities	266,361	270,495	278,547
Total liabilities and stockholders' equity	1,262,044	1,175,793	1,127,851
Preferred Junior Subordinated Debentures [Member]
Schedule of Investments [Line Items]
Non-current assets-junior subordinated debentures		111,871
Common Junior Subordinated Debentures [Member]
Schedule of Investments [Line Items]
Non-current assets-junior subordinated debentures		3,261
Trust Preferred Securities [Member]
Schedule of Investments [Line Items]
Non-current liabilities-trust preferred securities		111,871
Common Trust Securities [Member]
Schedule of Investments [Line Items]
Stockholder's equity-trust common securities		3,261
Trust Securities [Member]
Schedule of Investments [Line Items]
Total liabilities and stockholders' equity		115,132
Junior Subordinated Debentures
Schedule of Investments [Line Items]
Total assets		$ 115,132